Document and Entity Information	Oct. 23, 2023
Cover [Abstract]
Entity Registrant Name	EARTHSTONE ENERGY INC
Amendment Flag	false
Entity Central Index Key	0000010254
Document Type	8-K
Document Period End Date	Oct. 23, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-35049
Entity Tax Identification Number	81-0592823
Entity Address, Address Line One	1400 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(281)
Local Phone Number	298-4246
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	ESTE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false